CALIFORNIA UTILITIES' REGULATORY MATTERS - UTILITY INCENTIVE AWARDS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Utility Incentive Awards [Line Items]
Utility Incentive Awards, Energy Efficiency	$ 7,000,000	[1]	$ 6,000,000	[1]	$ 16,000,000	[1]
Utility Incentive Awards, Unbundled Natural Gas Storage And Hub Services	1,000,000	[1]	3,000,000	[1]	4,000,000	[1]
Utility Incentive Awards, Natural Gas Procurement	5,000,000	[1]	6,000,000	[1]	6,000,000	[1]
Utility Incentive Awards, Operational Incentives	0	[1]	5,000,000	[1]	3,000,000	[1]
Utility Incentive Awards	13,000,000	[1]	20,000,000	[1]	29,000,000	[1]
San Diego Gas and Electric Company and Subsidiary [Member]
Utility Incentive Awards [Line Items]
Utility Incentive Awards, Energy Efficiency	4,000,000	[1]	3,000,000	[1]	14,000,000	[1]
Utility Incentive Awards, Operational Incentives	0	[1]	2,000,000	[1]	1,000,000	[1]
Utility Incentive Awards	4,000,000	[1]	5,000,000	[1]	15,000,000	[1]
Approved Energy Efficiency Award 2009 Program					13,700,000
Approved Energy Efficiency Award 2010-2012 Program			3,300,000
Approved Energy Efficiency Award 2011 Program	3,900,000
Southern California Gas Company [Member]
Utility Incentive Awards [Line Items]
Utility Incentive Awards, Energy Efficiency	3,000,000	[1]	3,000,000	[1]	2,000,000	[1]
Utility Incentive Awards, Unbundled Natural Gas Storage And Hub Services	1,000,000	[1]	3,000,000	[1]	4,000,000	[1]
Utility Incentive Awards, Natural Gas Procurement	5,000,000	[1]	6,000,000	[1]	6,000,000	[1]
Utility Incentive Awards, Operational Incentives	0	[1]	3,000,000	[1]	2,000,000	[1]
Utility Incentive Awards	9,000,000	[1]	15,000,000	[1]	14,000,000	[1]
Recorded Gas Cost Incentive Mechanism Award	5,400,000		6,200,000		6,000,000
Unrecorded Gas Cost Incentive Mechanism Award	5,800,000
Approved Energy Efficiency Award 2009 Program					2,000,000
Approved Energy Efficiency Award 2010-2012 Program			2,700,000
Approved Energy Efficiency Award 2011 Program	3,100,000
Hub Services First Tier Net Revenue Shared 90-10	15,000,000
Hub Services Second Tier Net Revenue Shared 75-25	15,000,000
Hub Services Maximum Annual Shareholder Portion Net Revenue	$ 20,000,000

[1]	Awards are included in earnings upon CPUC approval of the award.